Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Total	Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2017		£ 48,720	£ 996	£ 2,678	£ 4,430	£ (2,275)	£ 38,072	£ 161	£ 4,658
Entity Information [Line Items]
Equity-settled share-based payment transactions		2,213					2,213
Transaction with owners		2,213					2,213
Profit for the year		18,975					18,975
Other comprehensive income		(409)							(409)
Total comprehensive income for the year		18,566					18,975		(409)
Ending balance (Previously stated) at Jun. 30, 2018		69,499	996	2,678	4,430	(2,275)	59,260	161	4,249
Ending balance (Restated) at Jun. 30, 2018		69,564	996	2,678	4,430	(2,275)	59,325	161	4,249
Entity Information [Line Items]
Equity-settled share-based payment transactions		15,392					15,392
Transaction with owners	[1]	78,745	93	(2,550)	17,143	428	63,631
Profit for the year		24,007					24,007
Other comprehensive income	[2]	(5,987)							(5,987)
Total comprehensive income for the year		18,020					24,007		(5,987)
Hyperinflation adjustment		53					53
Cancellation of share premium		0		(48,614)			48,614
Issuance of new shares		46,001	65	45,936
Issuance of shares related to acquisition (restated)	[1]	17,166	23		17,143
Exercise of options		133	5	128		428	(428)
Ending balance (Previously stated) at Jun. 30, 2019	[1]	166,329	1,089	128	21,573	(1,847)	146,963	161	(1,738)
Ending balance at Jun. 30, 2019	[3]	166,329
Entity Information [Line Items]
Equity-settled share-based payment transactions		15,966					15,966
Transaction with owners		50,828	10	93	3,954	506	46,265
Profit for the year		21,410					21,410
Other comprehensive income	[2]	(2,240)							(2,240)
Total comprehensive income for the year		19,170					21,410		(2,240)
Hyperinflation adjustment		(26)					(26)
Issuance of shares related to acquisition (restated)		3,956	2		3,954
Sales of shares (EBT)		30,917				207	30,710
Exercise of options		15	8	93		299	(385)
Ending balance at Jun. 30, 2020		£ 236,327	£ 1,099	£ 221	£ 25,527	£ (1,341)	£ 214,638	£ 161	£ (3,978)

[1]	See note 3C for additional details
[2]	See note 14 for additional details.
[3]	(1) See note 3C for additional details